INCOME TAXES (Details 4) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Net operating loss	$ (5,590)	$ (4,131)
Deferred tax asset (unrecognized)	5,590	1,500
Deferred tax asset		(2,631)
Deferred tax liabilities:
In-process research and development		13,195
Deferred tax liability		13,195
Net deferred tax liability		$ 10,564